Finance expense	12 Months Ended
Mar. 31, 2018
Finance expense
Finance expense

19.         Finance expense

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	€M	€M	€M
Interest payable	60.1	67.2	70.9
Interest arising on pension liabilities	—	—	0.2
	60.1	67.2	71.1